[Letterhead of Paul, Hastings, Janofsky & Walker LLP]

(212) 318-6063

thomaspeeney@paulhastings.com

May 18, 2011	77843.00002

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:                             Brookfield Investment Funds (the “Company”)
Registration Statement on Form N-1A under the Securities Act of 1933

Ladies and Gentlemen:

On behalf of the Company, transmitted herewith is a copy of the Registration Statement on Form N-1A, including exhibits, for filing under the Securities Act of 1933, as amended (the “Securities Act”).

This filing is for the registration of shares of beneficial interest of a diversified, open-end management investment company pursuant to the Securities Act, and the Investment Company Act of 1940, as amended.  The Company anticipates offering multiple series of underlying fund portfolios.  This filing relates to the first four series of underlying fund portfolios; the Brookfield Global Real Estate Securities Fund, the Brookfield Global Infrastructure Securities Fund, the Brookfield Global High Yield Fund and the Brookfield High Yield Fund.

Should you have any questions or comments regarding the filing, please do not hesitate to contact the undersigned at the number above.

Very truly yours,

/s/ Thomas D. Peeney

Thomas D. Peeney
for PAUL, HASTINGS, JANOFSKY & WALKER LLP

Enclosures